Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies

1. Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies

Conduit Pharmaceuticals Inc., a Delaware corporation (“Conduit” or the “Company”), is a clinical-stage specialty biopharmaceutical company that was formed to facilitate the development and commercialization of clinical assets. The Company has developed a unique business model that allows it to act as a conduit to bring clinical assets from pharmaceutical companies and develop new treatments for patients. Our novel approach addresses unmet medical needs and lengthens the intellectual property for our existing assets through cutting-edge solid-form technology and then commercializing these products with life science companies.

The Company’s current development pipeline, following the recently completed License Agreement with AstraZeneca AB (PUBL) (“AstraZeneca”) dated August 7, 2024, includes two HK-4 Glucokinase Activators, which have been determined to be Phase 2 ready for application in autoimmune disorders, as well as the Company’s proprietary, patent pending in some jurisdictions, solid-form compound targeting autoimmune disorders. The Company’s development pipeline also includes a potent, irreversible inhibitor of human Myeloperoxidase (MPO) that has been licensed in, and has the potential to treat, idiopathic male infertility. See Note 16, Subsequent Events.

Through June 30, 2024, the Company’s development pipeline, through a relationship with St. George Street Capital included a single HK-4 Glucokinase Activator licensed to St George Street Capital for use in uveitis, Hashimoto’s Thyroiditis, preterm labor, and renal transplant rejection. The Company’s development pipeline also included a potent, irreversible inhibitor of human Myeloperoxidase (MPO) licensed in idiopathic male infertility. See Note 13, Related Party transactions.

Merger Agreement

On September 22, 2023 (the “Closing Date”), a merger transaction between Conduit Pharmaceuticals Limited (“Old Conduit”), Murphy Canyon Acquisition Corp (“MURF”) and Conduit Merger Sub, Inc., a Cayman Islands exempted company and a wholly owned subsidiary of MURF (“Merger Sub”), was completed (the “Merger”, see Note 3) pursuant to the initial merger agreement dated November 8, 2022 and subsequent amendments to the merger agreement dated January 27, 2023 and May 11, 2023 (the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, on the Closing Date, (i) Merger Sub merged with and into Old Conduit, with Old Conduit surviving the merger as a wholly-owned subsidiary of MURF, and (ii) MURF changed its name from Murphy Canyon Acquisition Corp. to Conduit Pharmaceuticals Inc. The common stock of the Company commenced trading on The Nasdaq Global Market under the symbol “CDT” on September 25, 2023, and the Company’s warrants commenced trading on The Nasdaq Capital Market under the symbol “CDTTW” on September 25, 2023.

The Merger was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under the reverse recapitalization method, MURF was treated as the acquired company for financial reporting purposes, and the accounting acquirer was assumed to have issued shares of stock for the net assets of MURF, with no goodwill or other intangible assets recorded.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company in accordance with U.S. GAAP as set forth by the Financial Accounting Standards Board (“FASB”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). References to U.S. GAAP issued by the FASB in these notes to the accompanying unaudited condensed consolidated financial statements are to the FASB Accounting Standards Codifications (“ASC”) and Accounting Standards Update (“ASUs”).

The accompanying interim unaudited condensed consolidated financial statements included in this quarterly report have been prepared in accordance with U.S. GAAP and, in the opinion of the Company, contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2024, and its results of operations for the three and six months ended June 30, 2024 and 2023, and cash flows for the six months ended June 30, 2024 and June 30, 2023. The condensed consolidated balance sheet at December 31, 2023, was derived from the audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements.

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Conduit UK Management Ltd. (United Kingdom) and Conduit Pharmaceuticals, Ltd. (Cayman Islands). As used herein, references to the “Company” include references to Conduit Pharmaceuticals Inc. and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Going Concern

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Since its inception, the Company has generated significant losses and as of June 30, 2024, the Company had an accumulated deficit of $20.2 million. As of June 30, 2024 and December 31, 2023, the Company had cash and cash equivalents of $0.2 million and $4.2 million, respectively. For the six months ended June 30, 2024 and 2023, the Company had net losses of $8.9 million and $3.8 million, respectively, and cash used in operating activities of $3.9 million and $2.4 million, respectively. Management has determined that it does not have sufficient cash and other sources of liquidity to fund its current business plan. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern for at least the next 12 months from the financial statement filing date.

On March 4, 2024, the Company received a Commitment Letter in the amount of $5 million, subject to agreement and definition documentation, from Corvus Capital Limited (“Corvus”), a major stockholder and related party. The facility allows for single draws of up to $500,000, and limits draw requests to $1,000,000 in any 30-day period. As of June 30, 2024, the Company had not received any proceeds from the $5.0 million commitment.

On August 5, 2024, the Company entered into a Senior Secured Promissory Note (the “Note”) with Nirland Limited (“Nirland”), pursuant to which the Company issued and sold to the Nirland the Note in the original principal amount of $2,650,000 (the “Note”), inclusive of a $500,000 original issuance discount. Of the total amount of the Note, $1,675,000 was issued upon execution of the Note . In connection with the Note, the Company issued the Purchaser 12,500,000 shares of the Company’s common stock on August 6, 2024. The balance of $475,000 will be paid after the shares have been registered for resale. The Note bears interest at a rate of 12% per annum, accruing daily on a 365-day basis, payable monthly in arrears as cash, or accrued at the Nirland’s discretion. The Note matures on August 4, 2025.

The Company’s expectation is to generate operating losses and negative operating cash flows in the future and will need additional funding to support its current business plan. Management’s plans to alleviate the conditions that raise substantial doubt include the pursuit of additional cash resources through public or private equity or debt financings. There is no assurance that such funding will be available when needed or on acceptable terms. If additional funding is not available when required, the Company would need to delay or curtail its operations and its research and development activities until such funding is received, all of which could have a material adverse effect on the Company and its financial condition.

These financial statements have been prepared assuming the Company will continue as a going concern and do not include adjustments to reflect the possible effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Other Risks and Uncertainties

The Company is subject to risks common to companies in the pharmaceutical industry including, but not limited to, uncertainties related to commercialization of competitor products, regulatory approvals, dependence on key products, dependence on key customers and suppliers, and protection of intellectual property rights. Clinical assets currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, infrastructure, and extensive compliance and reporting capabilities. Even if the Company’s efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from royalties or product sales.

The Company licenses clinical assets from AstraZeneca. See Note 13 and Note 17. If there is a breach or other termination of such agreements, there could be a material adverse effect on the Company’s business, financial condition, operating results, and prospects. While the Company holds its own intellectual property outside of the scope of these agreements, termination of such agreements could adversely affect the business and ability to commercialize our clinical assets.

Nasdaq Listing Deficiencies

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard

On May 28, 2024, the Company received a notice (the “Notice”) it was expecting from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, due to the previously disclosed resignation of Ms. Jennifer McNealey from the Company’s Board of Directors (the “Board”) and from all committees on which she served, the Company, effective as of such date of resignation, was not in compliance with Nasdaq’s independent audit committee requirements as set forth in Listing Rule 5605 as a result of the audit committee being comprised of only two independent directors. The Company has until the earlier of its next annual meeting of stockholders or May 13, 2025 or, if the next annual meeting of stockholders is held before November 12, 2024, then the Company must evidence compliance no later than November 12, 2024. The Notice has no immediate effect on the listing of the Company’s securities on Nasdaq. The Company intends to regain compliance with the requirement that the audit committee be comprised of at least three independent directors prior to the expiration of the cure period provided pursuant to Nasdaq Listing Rule 5605(c)(4).

Notice of Failure to Satisfy a Continued Listing Rule

On August 12, 2024, the Company received a deficiency letter from the Listing Qualifications Department (the “Staff”) of the Nasdaq notifying the Company that for the last 30 consecutive business days the closing bid price for the Company’s common stock had closed below the minimum $1.00 per share requirement for continued inclusion on the Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Rule”). The deficiency letter does not result in the immediate delisting of the Company’s common stock from the Nasdaq Global Market.

In accordance with Nasdaq Listing Rule 5810(c)(3)(A) (the “Compliance Period Rule”), the Company has been provided an initial period of 180 calendar days, or until February 10, 2025 (the “Compliance Date”), to regain compliance with the Bid Price Rule. If, at any time before the Compliance Date, the closing bid price for the Company’s common stock closes at $1.00 or more for a minimum of 10 consecutive business days as required under the Compliance Period Rule, the Staff will provide written notification to the Company that it complies with the Bid Price Rule, unless the Staff exercises its discretion to extend this 10 day period pursuant to Nasdaq Listing Rule 5810(c)(3)(H).

If the Company does not regain compliance by February 10, 2025, the Company may be eligible for an additional 180 calendar day grace period if it applies to transfer the listing of its common stock to the Nasdaq Capital Market. To qualify, the Company would be required to meet the continued listing requirement for the market value of its publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price requirement, and provide written notice of its intention to cure the minimum bid price deficiency during the second compliance period. If the Nasdaq staff determines that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible for such additional compliance period, Nasdaq will provide notice that the Company’s common stock will be subject to delisting. The Company would have the right to appeal a determination to delist its common stock, and the common stock would remain listed on the Nasdaq Global Market until the appeal process is complete. There can be no assurance that, if the Company does appeal the delisting determination by the Staff to the NASDAQ Listing Qualifications Panel, that such appeal would be successful.

The Company intends to monitor the closing bid price of its common stock and may, if appropriate, consider available options to regain compliance with the Bid Price Rule, which could include effecting a reverse stock split. However, there can be no assurance that the Company will be able to regain compliance with the Bid Price Rule.

Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United Kingdom and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Company’s Switzerland bank accounts, which hold immaterial cash balances, are uninsured, and the Company’s U.K. bank account, with a balance at June 30, 2024 of £93,014 (or approximately $117,623), which exceeds the country’s deposit limit of £85,000 (approximately $108,000). The Company’s U.S. depository bank participates in the Demand Deposit Marketplace program, insuring deposits up to $10 million by sweeping amounts in excess of the $250,000 deposit insurance limit among participating banks. The Company has not experienced any losses on any accounts through the six months ended June 30, 2024.

Marketable Investments

Short-term may investments include marketable debt and equity securities with maturities of less than one year or where management’s intent is to use the investments to fund current operations or to make them available for current operations. All investments in marketable securities are classified as available-for-sale and are reported at fair value on the consolidated balance sheets. Investments with remaining maturities or that are due within one year from the balance sheet date are classified as current. The Company reviews its short-term investments for other-than-temporary impairment whenever the fair value of a marketable security is less than the amortized cost and evidence indicates that a short-term investment’s carrying amount is not recoverable within a reasonable period of time.

Property, Plant and Equipment

Property, plant and equipment are initially recorded at cost. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets or, for leasehold improvements, the life of the lease, if shorter. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in other income or expense for the period. As of June 30, 2024, property, plant and equipment primarily consisted of leasehold improvements.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1-Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
●	Level 2- Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3-Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets, convertible notes payable and the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

Warrants

The Company determines the accounting classification of warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. If financial instruments, such as the warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company’s own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity’s own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company’s equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company.

Equity classified warrants are recorded in stockholders’ deficit and liability classified warrants are recorded as liabilities within the Consolidated Balance Sheets. The liability classified warrants are remeasured each period with changes recorded in the Consolidated Statements of Operations and Comprehensive Loss.

As of June 30, 2024, the Company had outstanding warrants that are classified as a liability within the condensed consolidated balance sheets. The fair value of the warrant liability is determined each balance sheet date based on Level 2 inputs as such inputs are based on observable inputs other than quoted prices. The warrant liability is valued using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility can cause significant changes in the estimated fair value of the warrant liability. See Note 4 for further information on the Company’s financial liabilities carried at fair value.

During the sixth months ended June 30, 2024, the Company issued warrants that met the criteria to be classified within stockholders’ deficit within the condensed consolidated balance sheets. The fair value of the warrants was determined by using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility could have caused significant changes in the estimated fair value of the warrants. See Note 14 for further information on the warrants classified within stockholders’ deficit.

Share Based Compensation

The Company accounts for share based compensation arrangements granted to employees in accordance with ASC 718, Compensation: Stock Compensation, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. The grant date fair value of stock options is determined using a Black-Scholes model, with the most judgmental non-observable input being the volatility measure. Changes in the assumptions around the volatility can cause significant changes in the grant date fair value of stock options. The Company accounts for forfeitures when they occur.

Research and Development and Funding

Research and development expenses consist primarily of costs incurred in connection with the research and development of our clinical assets and programs. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;
●	expenses incurred in connection with the preclinical and clinical development of the Company’s clinical assets and programs, including under agreements with contract research organizations, or CROs;
●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;
●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;
●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;
●	costs related to compliance with quality and regulatory requirements;
●	payments made under third-party licensing agreements; and
●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the unaudited condensed consolidated statements of operations and Comprehensive Loss as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the unaudited condensed consolidated statements of operations and Comprehensive Loss in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

In December 2023, the FASB issued ASU 2023-09, which introduces new income tax disclosure requirements. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. After reviewing the provisions of the new standard, the Company has determined that these changes will not materially affect our financial condition, results of operations, or cash flows as presented in our financial statements.

Earnings/(Net Loss) per Share Attributable to Common Stockholders

The Company calculates basic and diluted earnings/(net loss) per share under ASC Topic 260, Earnings Per Share. Basic earnings/(net loss) per share is computed by dividing the net income/(loss) by the number of weighted-average common shares outstanding for the period. Diluted earnings/(net loss) is computed by adjusting net income/(loss) based on the impact of any dilutive instruments. Diluted earnings/(net loss) per share is computed by dividing the diluted net income/(loss) by the number of weighted-average common shares outstanding for the period including the effect, if dilutive, of any instruments that can be settled in common shares. When computing diluted net income/(loss) per share, the numerator is adjusted to eliminate the effects that have been recorded in net income/(loss) (net of tax, if any) attributable to any liability-classified dilutive instruments.

Foreign Currency Translation

The Company translated the assets and liabilities of foreign subsidiaries from their respective functional currency, the British pound, to United States dollars at the appropriate spot rates as of the balance sheet date. Income and expenses of operations are translated to United States dollars using weighted average exchange rates during the year. The foreign subsidiaries use the local currency as their functional currency. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the accompanying consolidated statements of changes in stockholders’ deficit. Non-monetary items in the subsidiaries’ functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction).

1. Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies

Conduit Pharmaceuticals Inc., a Delaware corporation, (“Conduit” or the “Company”) is a clinical-stage specialty biopharmaceutical company that was formed to facilitate the development and commercialization of clinical assets that have not been, or are not being, prioritized by leading biopharmaceutical companies in order to develop pharmaceutical products that meet the unmet medical needs of patients.

The Company’s current development pipeline through a relationship with St George Steet Capital (“St George Street”), a related party (see note 15), includes a glucokinase activator, which is Phase II ready in autoimmune diseases including uveitis, Hashimoto’s Thyroiditis, preterm labor and renal transplant rejection as well as the Company’s proprietary, patent pending, solid-form compound targeting a wide range of autoimmune diseases. The Company’s development pipeline also includes a potent, irreversible inhibitor of human Myeloperoxidase (MPO) that has the potential to treat idiopathic male infertility.

Merger Agreement

On September 22, 2023 (the “Closing Date”), a merger transaction between Conduit Pharmaceuticals Limited (“Old Conduit”), Murphy Canyon Acquisition Corp (“MURF”) and Conduit Merger Sub, Inc., a Cayman Islands exempted company and a wholly owned subsidiary of MURF (“Merger Sub”), was completed (the “Merger”, see Note 3) pursuant to the initial merger agreement dated November 8, 2022 and subsequent amendments to the merger agreement dated January 27, 2023 and May 11, 2023 (the “Merger Agreement”). Pursuant to the terms of the Merger Agreement, on the Closing Date, (i) Merger Sub merged with and into Old Conduit, with Old Conduit surviving the merger as a wholly-owned subsidiary of MURF, and (ii) MURF changed its name from Murphy Canyon Acquisition Corp. to Conduit Pharmaceuticals Inc. The common stock of the Company commenced trading on The Nasdaq Global Market under the symbol “CDT” on September 25, 2023, and the Company’s warrants commenced trading on The Nasdaq Capital Market under the symbol “CDTTW” on September 25, 2023.

The Merger was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under the reverse recapitalization method, MURF was treated as the acquired company for financial reporting purposes, and the accounting acquirer was assumed to have issued shares of stock for the net assets of MURF, with no goodwill or other intangible assets recorded. This determination is primarily based on the following predominant factors: (i) post-closing, the Old Conduit stockholders have a majority of the voting power of the combined company and ability to elect the members of the combined company’s Board of Directors (“Board”); (ii) the on-going operations post-merger will comprise those of Old Conduit; and (iii) all of the senior management of the combined company, except for the Chief Financial Officer, will be members of the management of Old Conduit. As a result of the Merger, MURF was renamed “Conduit Pharmaceuticals Inc.” The board of directors of MURF and Conduit each approved the Merger.

Basis of Presentation

The accompanying consolidated financial statements have been prepared by the Company in accordance with U.S. GAAP as set forth by the Financial Accounting Standards Board (“FASB”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). References to U.S. GAAP issued by the FASB in these notes to the accompanying consolidated financial statements are to the FASB Accounting Standards Codifications (“ASC”) and Accounting Standards Update (“ASUs”).

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Conduit Pharmaceuticals, Inc. and its wholly owned subsidiaries Conduit UK Management Ltd. (United Kingdom) and Conduit Pharmaceuticals, Ltd. (Cayman Islands). As used herein, references to the “Company” include references to Conduit Pharmaceuticals, Inc, and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Liquidity and Going Concern

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Since its inception, the Company has generated significant losses and as of December 31, 2023 had an accumulated deficit of $11.3 million. For the years ended December 31, 2023 and 2022, the Company had net losses of $0.5 million and $4.9 million, respectively, and cash used in operating activities of $7.7 million and $2.3 million, respectively. As further discussed in Note 3, on September 22, 2023, the Company completed the Merger, that included a private placement of an aggregate amount of $20.0 million of the Company’s shares of common stock (referred to as the “PIPE”). The proceeds received from the Merger and PIPE, net of transaction costs, totaled $8.5 million. Despite the closing of the Merger and an additional $5.0 million commitment from a major shareholder (See Note 18), the Company has determined that it does not have sufficient cash and other sources of liquidity to fund its current business plans. Management believes these factors raise substantial doubt regarding the Company’s ability to continue as a going concern for at least the next twelve months from the financial statement filing date.

The Company’s expectation is to generate operating losses and negative operating cash flows in the future and will need additional funding to support its current business plan. Management’s plans to alleviate the conditions that raise substantial doubt include the pursuit of additional cash resources through public or private equity or debt financings. Management has concluded the likelihood that its plan to successfully obtain sufficient funding from one or more of these sources, or adequately reduce expenditures is reasonably possible, however there is no assurance that such funding will be available when needed or on acceptable terms. If additional funding is not available when required, the Company would need to delay or curtail its operations and its research and development activities until such funding is received, all of which could have a material adverse effect on the Company and its financial condition.

These financial statements have been prepared assuming the Company will continue as a going concern and do not include adjustments to reflect the possible effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Other Risks and Uncertainties

The Company is subject to risks common to companies in the pharmaceutical industry including, but not limited to, uncertainties related to commercialization of competitor products, regulatory approvals, dependence on key products, dependence on key customers and suppliers, and protection of intellectual property rights. Clinical assets currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, infrastructure, and extensive compliance and reporting capabilities. Even if the Company’s efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from royalties or product sales.

The Company relies on agreements with related parties and third parties for the purpose of developing and licensing clinical assets from St George Street and, in turn, St George Street licenses such assets from AstraZeneca. See Note 15, “St George Street Capital”. If there is a breach or other termination of such agreements, there could be a material adverse effect on the Company’s business, financial condition, operating results, and prospects. In addition, the Company is not a party to the license agreements between St George Street and AstraZeneca. The termination of such third-party agreements could have a material impact on or materially disrupt operations. While the Company holds its own intellectual property outside of the scope of these agreements, termination of such agreements could adversely affect the business and ability to commercialize our clinical assets.

Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash and cash equivalents are primarily maintained with major financial institutions in the United Kingdom and Switzerland. The Company considers cash equivalents to be short-term, highly liquid investments that (a) are readily convertible into known amounts of cash, (b) are traded and held for cash management purposes, and (c) have original maturities of three months or less at the time of purchase. The Switzerland bank accounts holding cash balances are uninsured, and the UK bank account, with a year-end balance of approximately £254,000 (or approximately $323,000) exceeds the country’s deposit limit of £85,000 (approximately $108,000). The Company’s US depository bank participates in the Demand Deposit Marketplace program, insuring deposits up to $10 million by sweeping amounts in excess of the $250,000 deposit insurance limit among participating banks. The Company has not experienced any losses on any accounts through the year ended December 31, 2023.

The Company had $4.2 million in cash and cash equivalents on hand as of December 31, 2023. The Company did not have any cash and cash equivalents on hand as of December 31, 2022.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates are based on several factors including the facts and circumstances available at the time the estimates are made, historical experience, risk of loss, general economic conditions and trends, and the assessment of the probable future outcome. Actual results could differ materially from such estimates. Estimates and assumptions are reviewed periodically by management and changes in estimates are made as management becomes aware of changes in circumstances surrounding the estimates. The effects of changes are reflected in the financial statements in the period that they are determined.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. In determining fair value, the Company used various valuation approaches. A fair value hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.

Unobservable inputs reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels, based on the inputs, as follows:

●	Level 1—Valuations based on quoted prices for identical instruments in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.
●	Level 2— Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets, identical or similar instruments in markets that are not active, or model-derived valuations whose inputs or significant value drivers are observable or can be corroborated by observable market data.
●	Level 3—Valuations based on inputs that are unobservable. These valuations require significant judgment.

The Company’s Level 1 assets consist of cash and cash equivalents in the accompanying balance sheets and the value of accrued expenses and other current liabilities approximate fair value due to the short-term nature of these assets and liabilities.

As of December 31, 2023, the Company has one financial liability, a warrant liability for which the fair value is determined based on Level 2 inputs as such inputs are valued based on observable inputs other than quoted prices included in Level 1, such as quoted prices for either similar instruments in active markets. See Note 4 for further information on the Company’s financial liability carried at fair value.

Research and Development and Funding

Research and development expenses consist primarily of costs incurred in connection with the research and development of our clinical assets and programs. Funding expenses consist primarily of costs incurred in connection with the Company providing funding to St George Street to carry out its research and development activities (See Note 15). St George Street holds all licenses to conduct clinical research through third party pharmaceutical companies. The Company expenses research and development costs and intangible assets acquired that have no alternative future use as incurred. These expenses include:

●	expenses incurred under agreements with organizations that support the Company’s drug discovery and development activities;
●	expenses incurred in connection with the preclinical and clinical development of the Company’s clinical assets and programs, including under agreements with contract research organizations, or CROs;
●	costs related to contract manufacturing organizations, or CMOs, that are primarily engaged to provide drug substance and product for our clinical trials, research and development programs, as well as investigative sites and consultants that conduct the Company’s clinical trials, nonclinical studies and other scientific development services;
●	the costs of acquiring and manufacturing nonclinical and clinical trial materials, including manufacturing registration and validation batches;
●	employee-related expenses, including salaries, related benefits and equity-based compensation expense, for employees engaged in research and development functions;
●	costs related to compliance with quality and regulatory requirements;
●	payments made under third-party licensing agreements; and
●	direct and allocated costs related to facilities, information technology, personnel and other overhead.

Advance payments that we make for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or consumed or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered.

General and Administrative Expenses

General and administrative expenses consist primarily of salaries and related costs for personnel in executive management, finance, corporate and business development, and administrative functions. General and administrative expenses also include legal fees relating to patent and corporate matters; professional fees for accounting, auditing, tax, and administrative consulting services; insurance costs; administrative travel expenses and other operating costs.

Income Taxes

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Interest and penalties recognized have been classified in the consolidated statements of operations and comprehensive income (loss) as income taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating losses carried forward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations and comprehensive income (loss) in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits of which future realization is uncertain.

In December 2023, the FASB issued ASU 2023-09, which introduces new income tax disclosure requirements. After reviewing the provisions of the new standard, the Company has determined that these changes will not materially affect our financial condition, results of operations, or cash flows as presented in our financial statements.

Earnings/(Net Loss) per Share

The Company calculates basic and diluted earnings/(net loss) per share under ASC Topic 260, Earnings Per Share. Basic earnings/(net loss) per share is computed by dividing the net income/(loss) by the number of weighted-average common shares outstanding for the period. Diluted earnings/(net loss) is computed by adjusting net income/(loss) based on the impact of any dilutive instruments. Diluted earnings/(net loss) per share is computed by dividing the diluted net income/(loss) by the number of weighted-average common shares outstanding for the period including the effect, if dilutive, of any instruments that can be settled in common shares. When computing diluted net income/(loss) per share, the numerator is adjusted to eliminate the effects that have been recorded in net income/(loss) (net of tax, if any) attributable to any liability-classified dilutive instruments.

Warrants

Upon the closing of the Merger, the Company assumed (i) the warrants initially included in the MURF units issued in MURF’s initial public offering (the “Publicly Traded Warrants”), and (ii) the warrants that were included in the private placement units issued to the Sponsor simultaneously with the closing of MURFS’s initial public offering (the “Private Placement Warrants,” and together with the Publicly Traded Warrants, the “Equity Classified Warrants”). In connection with the Merger, the Company issued warrants to the PIPE Investors (the “PIPE Warrants”) pursuant to the Subscription Agreements and to an advisor (the “A.G.P. Warrants,” and together with the PIPE Warrants, the “Liability Classified Warrants”) pursuant to the Company’s engagement agreement with the advisor.

The Company determines the accounting classification of Warrants as either liability or equity by first assessing whether the Warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, a financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares must be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. The Company determined that the warrants should not be classified as liabilities under ASC 480.

If financial instruments, such as the Warrants, are not required to be classified as liabilities under ASC 480, the Company assesses whether such instruments are indexed to the Company’s own stock under ASC 815-40. In order for an instrument to be considered indexed to an entity’s own stock, its settlement amount must always equal the difference between the following: (a) the fair value of a fixed number of the Company’s equity shares, and (b) a fixed monetary amount or a fixed amount of a debt instrument issued by the Company. The Company determined that the settlement amount of the Equity Classified Warrants would equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as equity, while the settlement amount of the Liability Classified Warrants would not equal the difference between the fair value of a fixed number of shares and a fixed monetary amount (or a fixed amount of a debt instrument) and must be classified as a liability.

The Equity Classified Warrants are recorded in stockholders’ deficit and the Liability Classified Warrants are recorded as liabilities with the Consolidated Balance Sheets. The Liability Classified Warrants are remeasured each period with changes recorded in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Foreign Currency Translation

The Company translated the assets and liabilities of foreign subsidiaries from their respective functional currency, the British pound, to United States dollars at the appropriate spot rates as of the balance sheet date. Income and expenses of operations are translated to United States dollars using weighted average exchange rates during the year. The foreign subsidiaries use the local currency as their functional currency. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in the accompanying consolidated statements of changes in stockholders’ deficit. Non-monetary items in the subsidiaries’ functional currency are re-measured into the reporting currency at the historical exchange rate (i.e., the rate of exchange at the date of the transaction).

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that: (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Following the Merger, the Company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering (the “MURF IPO”), (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842).” Topic 842 was subsequently amended by ASU 2018-10, “Codification Improvements to Topic 842, Leases” and ASU 2018-11, “Leases (Topic 842)”. The amendments in this update increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. For leases with a term of 12 months or less, the amendments permit lessees to make an accounting policy election by class of underlying assets not to recognize lease assets and lease liabilities. For finance leases, the amendments in this update require a lessee to (1) recognize a right-of-use asset and lease liability, initially measured at the present value of the lease payments, on the balance sheet; (2) recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of operations; (3) classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, the amendments in this update require a lessee to (1) recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, on the balance sheet; (2) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; (3) classify all cash payments within operating activities in the statement of cash flows. The Company adopted the standard on January 1, 2022. The adoption of ASU No. 2016-02 did not have a material impact on the Company’s consolidated financial statements, as the Company had no lease agreements upon adoption.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) (“ASU 2016-13”), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 became effective for the Company for annual and interim reporting periods beginning after December 15, 2022. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) (“ASU 2023-07”), which enhances the segment disclosure requirements for public entities on an annual and interim basis. Under this proposal, public entities will be required to disclose significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”) and included within each reported measure of segment profit or loss. Additionally, current annual disclosures about a reportable segment’s profit or loss and assets will be required on an interim basis. Entities will also be required to disclose information about the CODM’s title and position at the Company along with an explanation of how the CODM uses the reported measures of segment profit or loss in their assessment of segment performance and deciding whether how to allocate resources. Finally, ASU 2023-07 requires all segment disclosures for public entities, even those with a single reportable segment. The amendments in ASU 2023-07 will become effective on a retrospective basis for annual disclosures for fiscal years beginning after December 15, 2023, with interim period disclosures required effective for fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. The Company is currently evaluating the impact ASU 2023-07 will have on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 modifies the reporting requirements for income tax disclosures related to effective tax rates and cash income taxes paid. Pursuant to ASU 2023-09, public business entities are required to disclose certain categories in the income tax rate reconciliation, as well as additional information for reconciling items that meet a specific quantitative threshold. Additionally, ASU 2023-09 requires annual disclosures of income taxes paid for all entities, including the amount of income taxes paid, net of refunds received, disaggregated by federal, state, and foreign jurisdictions. The standard is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of ASU 2023-09 on its consolidated financial statements.